Operating Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases1 [Abstract]
Aggregate future minimum operating lease commitments
Aggregate future minimum operating lease commitments at December 31, 2018 relating primarily to premises, automobiles and equipment for various terms were payable as follows:

	Insurance and reinsurance companies	Non-insurance companies	Total
2019	83.5	204.3	287.8
2020	79.2	179.3	258.5
2021	72.2	156.8	229.0
2022	55.4	127.4	182.8
2023	45.2	101.7	146.9
Thereafter	204.7	334.0	538.7
	540.2	1,103.5	1,643.7